Capital and Reserves	12 Months Ended
Dec. 31, 2018
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Capital and Reserves
16.	Capital and Reserves

(a)	Share capital

The Controlling Company is authorized to issue 500,000,000 shares of capital stock (par value ~~W~~5,000), and as of December 31, 2017 and December 31, 2018, the number of issued common shares is 357,815,700. There have been no changes in the capital stock from January 1, 2016 to December 31, 2018.

(b)	Reserves

Reserves consist mainly of the following:

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Other comprehensive income (loss) from associates

The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.

Reserves at the reporting date are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Foreign currency translation differences for foreign operations	~~W~~	(259,749)	(272,474)
Other comprehensive loss from associates (excluding remeasurements of net defined benefit liabilities)		(28,531)	(28,494)

	~~W~~	(288,280)	(300,968)

The movement in reserves for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	Net change in fair value of available-for- sale financial assets		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2016	~~W~~	58	18,196	(24,020)	(5,766)
Change in reserves		(58)	(77,238)	(5,416)	(82,712)
December 31, 2016		—	(59,042)	(29,436)	(88,478)
January 1, 2017		—	(59,042)	(29,436)	(88,478)
Change in reserves		—	(200,707)	905	(199,802)
December 31, 2017		—	(259,749)	(28,531)	(288,280)
January 1, 2018		—	(259,749)	(28,531)	(288,280)
Change in reserves		—	(12,725)	37	(12,688)
December 31, 2018		—	(272,474)	(28,494)	(300,968)